Note 18 - Supplemental Cash Flow Information - Non-cash Financing and Investing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions of Real Estate Through Loan Foreclosures	$ 792,459	$ 1,724,936	$ 5,664,554
Change in Unrealized Gain (Loss) on AFS Investment Securities	$ (2,149,545)	$ (608,355)	$ (890,590)